Net Loss Per Share Attributable to Ordinary Shareholders (Schedule of Weighted Average Number of Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Outstanding options to purchase ordinary shares	35,191,540	27,003,260